Significant Accounting Policies (Change in Fiscal Year) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Interest Income	$ 9,634,000	$ 9,668,000	$ 8,717,000	$ 9,098,000	$ 9,564,000	$ 9,339,000	$ 9,098,000	$ 9,095,000	$ 37,117,059	$ 37,096,325	$ 36,934,111
Interest Expense	924,000	845,000	978,000	1,078,000	1,175,000	1,431,000	1,756,000	2,219,000	3,824,096	6,581,692	8,311,500
Net Interest Income	8,710,000	8,823,000	7,739,000	8,020,000	8,389,000	7,908,000	7,342,000	6,876,000	33,292,963	30,514,633	28,622,611
Provision For Loan Losses	(134,000)	(665,000)	(735,000)	(870,000)	0	2,200,000	700,000	700,000	(2,404,117)	3,600,000	375,000
Net Interest Income after Provision for Loan Losses	8,844,000	9,488,000	8,474,000	8,890,000	8,389,000	5,708,000	6,642,000	6,176,000	35,697,080	26,914,633	28,247,611
Non-Interest Income	2,642,000	4,530,000	2,687,000	2,774,000	2,831,000	2,988,000	2,806,000	2,796,000	12,633,251	11,421,133	9,097,143
General And Administrative Expenses	8,942,000	8,049,000	7,446,000	7,610,000	7,388,000	7,686,000	6,991,000	7,644,000	32,047,049	29,708,205	27,870,717
Income Before Income Taxes	2,544,000	5,969,000	3,715,000	4,054,000	3,832,000	1,010,000	2,457,000	1,328,000	16,283,282	8,627,561	9,474,037
Provision For Income Taxes	516,000	1,327,000	791,000	875,000	767,000	105,000	441,000	264,000	3,509,391	1,576,957	1,679,550
Net Income	$ 2,028,000	$ 4,642,000	$ 2,924,000	$ 3,179,000	$ 3,065,000	$ 905,000	$ 2,016,000	$ 1,064,000	12,773,891	$ 7,050,604	$ 7,794,487
Net Income Available To Common Shareholders									$ 12,773,891
Net Income Per Common Share (Basic)	$ 0.62	$ 1.43	$ 0.90	$ 0.98	$ 0.94	$ 0.28	$ 0.62	$ 0.34	$ 3.93	$ 2.19	$ 2.64
Net Income Per Common Share (Diluted)									3.93	2.19	2.50
Cash Dividend Per Share On Common Stock									$ 0.44	$ 0.40	$ 0.40